Stock Warrants - Narrative (Details) - USD ($)		2 Months Ended
	Jun. 09, 2021	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Dec. 31, 2019	Feb. 28, 2019
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 11.50
Debt, principal amount			$ 113,622,000	$ 125,510,000
Additional paid in capital adjustment		$ 151,000
Warrants (in shares)			12,832,500
Warrants exercised (in shares)	1,496,616
Warrant term			5 years
Redeemable Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Fair value price per share (in dollars per share)		$ 1.7084
2014 Warrants
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)				722,260
Exercise price (in dollars per share)				$ 0.49
2017 Warrants
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)				1,084,618
Exercise price (in dollars per share)				$ 1.7084
2018 Warrants
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)				36,417
Exercise price (in dollars per share)				$ 0.01
2019 Warrants
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)				3,637,536
Exercise price (in dollars per share)				$ 0.01
Warrants, Convertible Notes Payable
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)						1,241,675,000
Term Loan Warrant
Class of Warrant or Right [Line Items]
Number of shares called by warrants (in shares)					4,988,719
Exercise price (in dollars per share)					$ 0.01
Warrants (in shares)				4,988,719
Public warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	12,500,000
Private warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	332,500
Long term debt
Class of Warrant or Right [Line Items]
Debt, principal amount			$ 51,664,000	$ 50,117,000
Convertible Notes Issued In February And March 2019 | Convertible note
Class of Warrant or Right [Line Items]
Debt, principal amount		$ 2,500				$ 2,500,000
Convertible Notes Issued In February 2019 | Convertible note
Class of Warrant or Right [Line Items]
Conversion price (in dollars per share)							$ 1.6051
Convertible Notes Issued In March 2019 | Convertible note
Class of Warrant or Right [Line Items]
Conversion price (in dollars per share)		$ 1.6068
Term Loan Warrant | Long term debt
Class of Warrant or Right [Line Items]
Debt, principal amount					$ 50,000